Taxation (Details) - Schedule of net operating loss from HK will carry forward indefinitely	Dec. 31, 2022 USD ($)
Schedule of net operating loss from HK will carry forward indefinitely [Line Items]
Net operating loss carryforwards indefinitely	$ 3,858,436
Total	$ 3,858,436